Derivatives - Unamortised balance of derivatives valued using models with significant unobservable inputs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortised balance at beginning of period	£ 64	£ 60
Deferral on new transactions	110	156
Recognised in the income statement during the year:	(111)	(152)
– amortisation	(59)	(88)
– subsequent to unobservable inputs becoming observable	0	(2)
– maturity, termination or offsetting derivative	(52)	(60)
– risk hedged	0	(2)
Exchange differences and other	1	0
Unamortised balance at end of period	£ 64	£ 64